Document and Entity Information	Jul. 28, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000040888
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 28, 2023
Entity Registrant Name	Aerojet Rocketdyne Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-01520
Entity Tax Identification Number	34-0244000
Entity Address, Address Line One	222 N. Pacific Coast Highway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	252-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	AJRD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false